Executive Transition Costs - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Postemployment Benefits Disclosure [Line Items]
Executive transition costs		$ 1,169
Former Chief Executive Officer [Member]
Postemployment Benefits Disclosure [Line Items]
Executive transition costs			$ 4,404
Chief Executive Officer And Chief Financial And Administrative Officer [Member]
Postemployment Benefits Disclosure [Line Items]
Executive transition costs	$ 2,818